Borrowings	6 Months Ended
Jun. 30, 2023
Borrowings [Abstract]
Borrowings

Note 14. Borrowings

	As of June 30, 2023	As of December 31, 2022
Borrowings at amortized cost(a)
Syndicated term loan (1)	$40,191	$38,626
Other term loan (2)	93,788	95,720
Lease liabilities (3)	34,966	34,192
Factoring obligations (4)	4,017	2,317
Bank overdrafts (5)	357	80
Notes (6)	115,000	115,000
Total Interest bearing liabilities	$288,319	$285,935

Current	118,684	257,525
Non- Current	$169,635	$28,410

(a)	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 13. Trade and other receivables, net.

1. Syndicated term loan

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Syndicated term loan	COP	IBR + 5.30%	2023-2025	$40,652	$39,156
Amortized cost	COP	N/A	2023	(461)	(530)
Total Syndicated term loan				$40,191	$38,626

On November 20, 2018, Procaps S.A. entered into a syndicated term loan agreement the “Syndicated Loan Agreement”) with the following banks: Portion in Colombian pesos (COP) - Davivienda and Bancolombia; US dollar portion (USD) - Banco de Credito del Peru, Bancolombia Panama and Banco Sabadell. The total value of the syndicated loan amounts to $200,434 million COP (portion in COP) and $35 million USD (portion in USD), Fiduciaria Bancolombia acts as the agent of the loan. C.I. Procaps S.A., Procaps S.A. de C.V, Biokemical S.A., Pharmarketing S.A. (Panama), Pharmarketing Salvador S.A. de C.V., Pharmarketing S.A. (Guatemala S.A.), C.D.I. Salvador S.A. de C.V., C.D.I. Nicaragua S.A., C.D.I. Guatemala S.A., Pharmarketing Dominicana SRL, and Pharmarketing Costa Rica S.A., act as co-debtors, while Pharmayect S.A., Inversiones Crynssen S.A.S., Inversiones Ganeden S.A.S., Inversiones Henia S.A.S., Inversiones Jades S.A.S., and Industrias Kadima S.A.S., act as guarantors.

The resources obtained were used for advance payment and/or novation of some obligations to be refinanced. The conditions of the loan had a term of 5 years for installment payments and the interest rates agreed are as follows: IBR + 5.30% for the portion in COP and Libor + 4.80% for the USD portion.

The significant covenants required by the Syndicated Loan Agreement are as follows:

Financial covenants

●	Indebtedness Indicator (Indebtedness/EBITDA) as of June 30 and December 31 of each year, during the loan term, must be less than or equal to 3.5 times. If the indicator is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.

●	Short-term leverage ratio < 1.0 on the last day of each semester.

●	EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.

Other covenants

●	The Syndicated Loan Agreement establishes that each of the jointly obligated parties, unless they have the express, prior and written authorization of the Agent, will refrain from incurring any type of financial debt when the proforma indebtedness indicator, once acquired the additional financial debt, is greater than 3.0 times and maintaining any type of financial debt when the pro forma indebtedness indicator, once the national debt is acquired, is greater than 3.5 times.

●	Each of the joint obligated parties, except with express, prior and written authorization of the Agent to do otherwise, will refrain from contracting finance and/or operating lease obligations with purchase option with a joint balance payable greater than $85,000,000 (Eighty-Five Billion Pesos, local currency) or its equivalent in another currency. For purposes of clarity, the reclassification of obligations as financial lease obligations by application of the Accounting Standards will not consume the balance set forth herein and may not be renewed.

●	The payment of dividends is restricted to anyone other than the jointly obligated parties.

The Syndicated Loan Agreement establishes that, in the event of breach of covenants by the debtor, the lenders shall be entitled to declare early maturity of the debts.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with certain covenants under the Syndicated Loan Agreement. As a result, as of December 31, 2022, $19,665 unpaid principal balance previously classified as non-current borrowings, was reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position.

On May 2, 2023 the Group obtained a Waiver for the loan covenant breaches described above. Under the terms of the Waiver, the lenders agreed to waive the event of default as of December 31, 2022.For the period ending June 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the convent ratios as noted below (the covenants will return to the original terms from December 31, 2023, onwards):

●	Indebtedness Indicator (Indebtedness/EBITDA) must be less than or equal to 4.5 times (original covenant: less than or equal to 3.5 times).

●	Short-term leverage ratio less than 1.6 (original covenant: less than 1.0).

●	EBITDA ratio / financial expenses greater than or equal to 1.8 (original covenant: greater than or equal to 3.0).

As a result, the unpaid principal balance is classified as non-current borrowings as of June 30, 2023.

Additionally, as mentioned in Note 2.1. Going concern, on August 16, 2023, the Group renegotiated the terms of the Syndicated Loan Agreement which extends the payment terms for a six-year period. Refer to Note 20. Events after the reporting period for further details regarding the renegotiation.

2. Other term loan

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Other term loan	COP	IBR+ 9.0%, 23.5% (2022: IBR+ 5.0%, DTF+ 3%, 13.99%-25.3%)	2022-2025	$12,407	$9,549
	COP	IBR + 2.25%- IBR 7.95% (2022: IBR+2.25%-10.2%)	2022-2025	23,342	21,267
	Soles	8.0% - 14.50% (Fixed) (2022: 8.0% - 12.79% (Fixed))	2022-2024	6,619	6,837
	Reales	9.84% - 18% N.A.	2023-2024	1,137	2,176
	USD	SOFR+ (5.80%-7.00%), SOFR6M + (2%-3%) (2022: SOFR+ (4.80%-5.80%))	2023	24,669	23,454
	USD	6.5%-16.8% N.A. (2022: 6.36%-16.8%)	2022-2025	25,614	32,437
Total Other term loans				$93,788	$95,720

On June 28, 2022, Procaps, S.A. (the “Company”) entered into a credit agreement with BTG to borrow $8,672. The covenants required by the loan contract are:

●	The Company’s consolidated Indebtedness Indicator (Indebtedness / EBITDA) should not be greater than 3.5x.

●	The Company’s consolidated EBITDA/Finance expense should not be less than 3x.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with the loan covenants related to the BTG Credit Agreement. As a result, the $4,490 unpaid principal balance previously classified as a non-current borrowings, was reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position as of December 31, 2022.

On March 28, 2023 the Group obtained a Waiver for the loan covenant breach. Under the terms of the Waiver, BTG Pactual agreed to waive the event of default as of December 31, 2022. For the period ending June 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below (the covenants will return to the original terms from December 31, 2023, onwards):

●	The Company’s consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x (original covenant: greater than 3.5x).

●	The Company’s consolidated EBITDA/Finance expense must not be less than 1.8x (original covenant: less than 3.0x).

As a result, the unpaid principal balance is classified as non-current borrowings as of June 30, 2023.

Along with the BTG Credit Agreement, the Group borrowed $19,000 on October 14, 2022 as part of a short-term agreement with BTG Pactual which is payable in 2023. Additionally, as mentioned in Note 2.1. Going concern, on August 18, 2023, the Group renegotiated their short-term agreement with BTG into a thirty-month period loan. Refer to Note 20. Events after the reporting period for further details regarding the renegotiation.

3. Lease liabilities

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Lease liabilities	COP	IBR+(3.82%-7.3%), DTF + 5.5% (2022: DTF + (5,18% - 10,11%) T.A., IBR+7.5%)	2022-2030	$10,170	$10,475
	COP	IBR+ (4.2%-8.2%) (2022: DTF+ 4.54%-10.42 T.A.	2022-2025	3,944	3,653
	USD	0.75%-21.48%, DTF+5.50%, IBR+4.10% (2022: 0.75%-21.48%)	2023-2032	20,852	14,787
	COP	1.91%-12.23%, IBR+4.68%	2023	—	4,703
	Reales	0.70-8.72% (Fixed)	2023-2024	—	574
Total Lease Liabilities				$34,966	$34,192

4. Factoring obligations

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Portfolio factoring	COP	DTF+7% (2022: DTF+8%)	2023	$1,583	$1,508
	COP	2% - 22.4% (2022: 15.0% - 27% N.A.)	2023	2,434	809
Total Factoring				$4,017	$2,317

5. Bank overdraft

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2023	$357	$80

6. Notes

On November 12, 2021, the Group closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Group, due November 12, 2031, pursuant to the NPA entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc.

The Senior Notes are a senior unsecured obligations of Procaps, S.A. and unconditionally guaranteed by Procaps Group, S.A. and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC.

Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values. Issuance incremental costs are part of the effective rate and amortized to interest expense using the effective interest method over the contractual term.

As mentioned in Note 1. General Company Information, the Notes Payoff did not occur on or prior to November 30, 2022, therefore triggering the 3.75% per annum waiver fee on the outstanding principal amount of Senior Notes, raising the interest rate from 4.75% to 8.50%. As a result, the Group has treated the rate increase as a debt extinguishment, derecognised a liability in the amount of $113,400, expensed $1,600 in unamortized transaction costs, and recognized a new liability in the amount of $115,000 as of December 31, 2022.

The Senior Notes require Procaps, S.A., the Group and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC. to comply with the following financial ratios:

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured at certain dates of determination and;

●	An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A. and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A. and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, calculated at certain dates of determination.

●	Short-term leverage ratio equal to or less than 1.00

Complying with the Note Purchase Agreement protocols and as a result of the more favorable provisions of the Syndicated Loan Agreement, the Group gave notice on April 7, 2022 that specific provisions related to reporting covenants, affirmative covenants, negative covenants, events of default, and mandatory prepayment events, as set forth in the Syndicated Loan Agreement, shall apply to the Senior Notes.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with the financial covenants related to the Senior Notes. As a result, the $115,000 unpaid principal balance previously classified as a non-current borrowings, was reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position as of December 31, 2022.

On March 31, 2023 the Group obtained a Waiver for the NPA covenant breaches described above. Under the terms of the Waiver, the noteholders agreed to waive the event of default as of December 31, 2022. For the periods ending March 31, June 30 and September 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below (the covenants. will return to the original terms from December 31, 2023, onwards):

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.00:1.00 or less (original covenant: 3.50:1.00 or less).

●	An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00 (original covenant: in excess of, or equal to, 3.00:1.00).

●	Short-term leverage ratio equal to or less than 1.60:1:00 (original covenant: equal to or less than 1.00:1.00).

As mentioned in Note 2.1. Going concern, as of June 30, 2023 the Group obtained an Additional Waiver under the NPA in anticipation of a potential breach of the covenant ratios contained within the March 31, 2023 Waiver. For the periods ending June 30 and September 30, 2023, the lenders agreed to adjust the covenant ratios as noted below (the covenants will return to the original terms from December 31, 2023, onwards):

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.30:1.00 or less (original covenant: 3.50:1.00 or less).

●	An EBITDA interest coverage ratio in excess of, or equal to, 1.90:1.00 (original covenant: in excess of, or equal to, 3.00:1.00).

The Additional Waiver was obtained on June 30, 2023, therefore, the unpaid principal balance is classified as non-current borrowings as of June 30, 2023.

	Currency	Range of Interest	Maturity Year	As of June 30, 2023	As of December 31, 2022
The Prudential Insurance Company Of America	USD	8.50% (Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% (Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% (Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% (Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000